Schedule of sales to major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Sales	$ 17,637	$ 6,197
Customer A [Member]
IfrsStatementLineItems [Line Items]
Sales	10,496
Customer [Member]
IfrsStatementLineItems [Line Items]
Sales	$ 10,496